BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - 2021 Fourth Quarter Acquisition (Details) EquityInstruments in Thousands, $ in Thousands	Oct. 04, 2021 USD ($) EquityInstruments	Dec. 31, 2021 USD ($)
LIABILITIES ASSUMED
Amortization period useful life	15 years
PA natural acquisition
Acquisition-date fair value of total consideration transferred [abstract]
Cash	$ 36,498
Debt Payable	25,000
Shares Issued	$ 19,217
Shares Issued, shares | EquityInstruments	814
Contingent Consideration	$ 39,041	$ 39,868
Total Consideration	119,756
ASSETS ACQUIRED
Cash	2,223
Inventory, net	2,670
Prepaid expenses and other assets	77
Intangible assets - licenses/permits	101,000
Intangible assets - licenses/permits	101,000
Property, plant and equipment	848
Right-of-use assets	786
Deposits	6
Total assets acquired at fair value	107,610
LIABILITIES ASSUMED
Trade payables	1,991
Accrued liabilities	318
Lease liabilities - operating	704
Total liabilities assumed at fair value	3,013
Goodwill	15,159
Consideration transferred	119,756
PA natural acquisition | Exchangeable Shares
Acquisition-date fair value of total consideration transferred [abstract]
Cash	36,498
Debt Payable	25,000
Shares Issued	$ 19,217
Shares Issued, shares | EquityInstruments	814
Total Consideration	$ 119,756
LIABILITIES ASSUMED
Percentage of discount rate attributed to the contractual restrictions	11.00%
PA natural acquisition | Exchangeable Shares | Minimum
LIABILITIES ASSUMED
Lock-up provision	4 months
PA natural acquisition | Exchangeable Shares | Maximum
LIABILITIES ASSUMED
Lock-up provision	12 months